ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION
Schedule of company' subsidiaries

			Percentage of
		Place of	legal ownership
Entity	Date of incorporation	incorporation	by the Company	Principal activities
Subsidiaries
GreenVolt Innovations HK Limited	January 27, 2025	Hong Kong	100%	Engaged in group managerial activities and Bitcoin mining
AutoCango Limited	April 25, 2025	Hong Kong	100%	Engaged in international automobile trading transactions
NEW ENERGY INNOVATION PTE LTD	November 29, 2024	Singapore	100%	Engaged in group managerial activities
GreenVolt Innovations Limited	May 24, 2024	British Virgin Islands	100%	Investment holding
GreenVolt Innovations LLC	November 8, 2024	USA	100%	Bitcoin mining operations
Green Volt Innovations AA1 Limited	February 25, 2025	British Virgin Islands	100%	Investment holding
Green Volt Innovations AA1 LLC	March 4, 2025	USA	100%	Bitcoin mining operations
Green Volt Innovations AA2 Limited	February 25, 2025	British Virgin Islands	100%	Investment holding
Green Volt Innovations AA2 LLC	March 4, 2025	USA	100%	Bitcoin mining operations
GreenVolt Innovations CA Limited	January 8, 2025	British Virgin Islands	100%	Investment holding
GREENVOLT INNOVATIONS CANADA LIMITED	January 28, 2025	Canada	100%	Bitcoin mining operations
GreenVolt Innovations ET Limited	January 8, 2025	British Virgin Islands	100%	Bitcoin mining operations
GreenVolt Technology LLC	May 29, 2025	USA	100%	For potential strategic acquisition
EcoHash LLC	June 4, 2025	USA	100%	Group managerial activities
GreenVolt Innovations RP Limited	January 8, 2025	British Virgin Islands	100%	Investment holding
Green Volt Innovations OM Limited	February 25, 2025	British Virgin Islands	100%	Investment holding
GreenVolt Pilot OM Limited	September 30, 2025	British Virgin Islands	100%	Investment holding
EcoHash Technology LLC	August 25, 2025	USA	100%	For AI strategic business